Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Service fee to JYBD	¥ 0		¥ 0	¥ 7,500
JYBD [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Investee of the Group	Investee of the Group
Service fee to JYBD	¥ 0		0	7,500
Plus(CN) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Investee of the Group	Investee of the Group
Loans to Plus(CN)	¥ 35,523	$ 1,500	0	0
Repayment of loans from Plus(CN)	35,515		0	0
Interest income of loans from Plus(CN)	725		0	0
Related Party [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 0		¥ 104	¥ 300